Income taxes - US tax reforms, income taxes paid (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Domestic	€ (1,152.7)
Total	(1,621.4)	€ (1,098.0)	€ (2,568.3)
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	(171.1)
South Korea
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	(89.3)
China
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	(98.0)
Rest of World
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	€ (110.3)